Expense Example - Investor A, Institutional - iShares Developed Real Estate Index Fund	May 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	779
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255